PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE, ASSETS AND GOODWILL, CONTRACT ASSETS, RIGHT-OF-USE AND INVESTMENT PROPERTIES - Summary of transaction charts of contract asset (Detail) - BRL (R$)
R$ in Thousands
	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023
Disclosure of property plant and equipment intangible assets goodwill right of use assets and contract assets [line items]
Beginning of period	R$ 1,052,105		R$ 1,118,715
Additions	1,618,848		1,528,094
Business combination	56,627
Write-offs	(27,531)		(31,648)
Transfers	(1,585,219)	[1]	(1,563,056)
End of period	1,114,830		1,052,105
Companhia de Gas de Sao Paulo - COMGAS [member]
Disclosure of property plant and equipment intangible assets goodwill right of use assets and contract assets [line items]
Beginning of period	1,041,421		1,110,335
Additions	1,602,284		1,494,142
Business combination	56,627
Write-offs	(4,650)
Transfers	(1,585,219)	[1]	(1,563,056)
End of period	1,110,463		1,041,421
Moove [member]
Disclosure of property plant and equipment intangible assets goodwill right of use assets and contract assets [line items]
Beginning of period	10,684		8,380
Additions	16,564		33,952
Business combination
Write-offs	(22,881)		(31,648)
Transfers		[1]
End of period	R$ 4,367		R$ 10,684

[1]	The amount of the transfers also includes a portion of the intangible asset that was reclassified as a financial asset.